OPERATING LEASES - Committed Time Charter Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Vessel operating revenues	$ 371,022	$ 347,917	$ 343,448
2024	335,118
2025	269,091
2026	217,227
2027	164,612
2028	156,648
Thereafter	285,752
Total	$ 1,428,448